LEASES - SUPPLEMENTAL CASH FLOW INFORMATION (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 8,804
Operating cash flows from finance leases	1,189
Financing cash flows from finance leases	$ 6,985